Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	19
30/360 Days	30
Actual/360 Days	34

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 30, 2012
Closing Date:		July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$430,304,911.67	0.9174945	$394,315,775.50	0.8407586	$35,989,136.17
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$682,534,911.67	0.4699909	$646,545,775.50	0.4452089	$35,989,136.17

Weighted Avg. Coupon (WAC)	4.57%		4.59%
Weighted Avg. Remaining Maturity (WARM)	38.13		37.34
Pool Receivables Balance	$722,551,089.10		$685,860,080.46
Remaining Number of Receivables	61,494		60,073

Adjusted Pool Balance	$712,446,938.05		$676,457,801.88

III. COLLECTIONS

Principal:
Principal Collections	$35,477,734.09
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$716,077.01
Total Principal Collections	$36,193,811.10

Interest:
Interest Collections	$2,869,071.58
Late Fees & Other Charges	$78,291.34
Interest on Repurchase Principal	$-
Total Interest Collections	$2,947,362.92

Collection Account Interest	$1,040.74
Reserve Account Interest	$238.82
Servicer Advances	$-

Total Collections	$39,142,453.58

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	19
30/360 Days	30
Actual/360 Days	34

IV. DISTRIBUTIONS

Total Collections	$39,142,453.58
Reserve Account Release	$-
Total Available for Distribution	$39,142,453.58

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$602,125.91		$602,125.91	$602,125.91
Collection Account Interest					$1,040.74
Late Fees & Other Charges					$78,291.34
Total due to Servicer					$681,457.99

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$222,324.20		$222,324.20
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$345,133.70		$345,133.70	$345,133.70

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$38,014,553.31

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$35,989,136.17
		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$35,989,136.17
Class A-4 Notes				$-
Class A Notes Total:		$35,989,136.17		$35,989,136.17
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$35,989,136.17		$35,989,136.17

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					2,025,417.14

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$10,104,151.05
Beginning Period Amount	$10,104,151.05
Current Period Amortization	$701,872.47
Ending Period Required Amount	$9,402,278.58
Ending Period Amount	$9,402,278.58
Next Distribution Date Amount	$8,733,453.92

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	January 2014
Distribution Date	02/18/14
Transaction Month	19
30/360 Days	30
Actual/360 Days	34

 VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		4.20%	4.42%	4.42%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.45%	59,141	97.82%	$670,920,398.63
30 - 60 Days	1.21%	724	1.69%	$11,565,033.90
61 - 90 Days	0.29%	174	0.41%	$2,837,809.01
91 + Days	0.06%	34	0.08%	$536,838.92
		60,073		$685,860,080.46
Total
Delinquent Receivables 61 + days past due	0.35%	208	0.49%	$3,374,647.93
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.41%	252	0.58%	$4,175,267.83
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.34%	212	0.49%	$3,680,714.17
Three-Month Average Delinquency Ratio	0.36%		0.52%

Repossession in Current Period		64		$1,035,250.10
Repossession Inventory		101		$659,664.68

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,213,274.55
Recoveries				$(716,077.01)
Net Charge-offs for Current Period				$497,197.54

Beginning Pool Balance for Current Period				$722,551,089.10

Net Loss Ratio				0.83%
Net Loss Ratio for 1st Preceding Collection Period				0.94%
Net Loss Ratio for 2nd Preceding Collection Period				0.76%
Three-Month Average Net Loss Ratio for Current Period				0.84%

Cumulative Net Losses for All Periods				$9,364,592.11
Cumulative Net Losses as a % of Initial Pool Balance				0.61%

Principal Balance of Extensions				$3,981,656.73
Number of Extensions				236

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